Franchise arrangements - Schedule of Future Minimum Rent Payments Due to the Company Under Existing Franchised Agreements (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Franchise Arrangements [Line Items]
2025	$ 62,524
2026	55,600
2027	50,524
2028	44,838
2029	39,033
Thereafter	209,319
Total	461,838
Owned sites
Franchise Arrangements [Line Items]
2025	5,768
2026	4,754
2027	4,624
2028	3,889
2029	3,725
Thereafter	30,094
Total	52,854
Leased sites
Franchise Arrangements [Line Items]
2025	56,756
2026	50,846
2027	45,900
2028	40,949
2029	35,308
Thereafter	179,225
Total	$ 408,984